PREPAID AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepaid and Other Current Assets, Net
Amount due from Xihua Group		¥ 49,800	¥ 49,800
Receivable from Zhenjiang operating rights		35,000	35,000
Prepaid input value-added tax		4,922	4,682
Due from former owners			2,848
Staff advances		4,446	6,591
Rental and other deposits		2,828	5,404
Prepaid professional services fees		2,566	5,278
Prepayments to suppliers		11,107	7,802
Loans to third party		32,165	9,000
Subsidy Receivable		4,767
Others		9,816	11,230
Total before allowance for doubtful accounts		157,417	137,635
Less: allowance for doubtful accounts		(240)	(4,339)
Total	$ 23,150	¥ 157,177	¥ 133,296